Incorporated herein by reference is a supplement to the Fund’s prospectuses filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on June 6, 2011 (SEC Accession No. 0001104659-11-033291).

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase